Inventories	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	$ million
	Dec 31, 2025	Dec 31, 2024
Oil, gas and chemicals	17,925	20,211
Environmental certificates	2,699	1,602
Materials	1,592	1,613
Total	22,216	23,426
Inventories at December 31, 2025, included write-downs to net realisable value of $783 million (2024: $483 million).